Balance Sheets (Current Period ) (Parentheticals) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	250,000,000	250,000,000
Common stock, shares issued (in shares)	4,532,039	2,271,833	1,653,376
Common stock, shares outstanding (in shares)	4,532,039	2,271,833	1,653,376
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	9,578	9,578	9,578
Preferred stock, shares issued (in shares)	9,577	9,577	9,577
Preferred stock, shares outstanding (in shares)	0	0	0
Series B-1 Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,576	1,576	0
Preferred stock, shares issued (in shares)	1,576	1,576	0
Preferred stock, shares outstanding (in shares)	0	0	0
Series B-2 Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	27,000	27,000	0
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Undesignated Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	9,961,846	9,961,846	9,990,422
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0